Other Assets (Tables)	12 Months Ended
Dec. 31, 2017
OTHER ASSETS.
Other Assets
($ millions)	Dec 31 2017	Dec 31 2016

Investments	224	191

Prepaids and other	987	1 057

	1 211	1 248